STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York  10038

June 11, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Karen L. Rossotto

Re:          The Dreyfus/Laurel Funds, Inc.
File Numbers:  33-16338; 811-005202

Ladies and Gentlemen:

On behalf of The Dreyfus/Laurel Funds, Inc. (the "Company"), transmitted for filing under the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), is Post-Effective Amendment No. 133 (the "Amendment") to the Company's Registration Statement on Form N-1A (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission").  The Amendment relates to Post-Effective Amendment No. 132 ("Amendment No. 132") to the Registration Statement, filed on March 28, 2013 in order to add a new series, Dreyfus Opportunistic Emerging Markets Debt Fund (the "Fund"), to the Company.

The Amendment is being filed in order to respond to comments of the staff (the "Staff") of the Commission on Amendment No. 132 that were provided to the undersigned by Karen L. Rossotto of the Staff via telephone on May 9, 2013, file certain exhibits, including articles supplementary, management and distribution agreements, distribution, shareholder services and 18f-3 plans, the code of ethics, the opinion and consent of counsel and the consent of the Company's independent registered public accounting firm, and to make certain other revisions.  The Company's Tandy certification was filed with Amendment No. 132.

The prospectus and statement of additional information included in the Amendment have been marked to indicate changes from those versions filed as part of Amendment No. 132.

For the convenience of the Staff, and for completeness purposes, the Staff's comments have been restated below in their entirety, and the response is set out immediately following each comment.  Capitalized terms used but not defined herein have the meanings assigned to them in the Amendment.

Prospectus

Fund Summary – Principal Investment Strategy

1.
Staff Comment:  The first sentence of the first paragraph provides that the Fund "normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds and other debt instruments of emerging market issuers, and in derivative instruments that provide investment exposure to such securities."  Investment Company Names, Investment Company Act Rel. No. 24828 (Jan. 17, 2001), adopting Rule 35d-1 under the 1940 Act, provides that an investment company is permitted "to include a synthetic instrument in the 80% basket if it has economic characteristics similar to the securities included in the basket."  Please explain how the "investment exposure" provided by the "derivative instruments" makes those derivative instruments have "economic characteristics similar to" the "bonds and other debt instruments of emerging market issuers."

Response:  Fund management believes that "investment exposure" is synonymous with "economic characteristics" in this context.  To clarify, the following sentence has been added to "Fund Details—Goal and Approach":  "To the extent that the fund invests in derivative instruments with economic characteristics similar to bonds and other debt instruments of emerging market issuers, the value of such investments will be included for purposes of the fund's 80% investment policy."

2.	Staff Comment: Please disclose the "debt instruments of emerging market issuers" that are included in the Fund's policy with respect to the investment of 80% of its assets ("80% test").

Response:  The following disclosure has been added after the first sentence of the first paragraph:

Bonds and other debt instruments of emerging market issuers include those issued by foreign corporations, foreign governments, their agencies and instrumentalities, foreign central banks or supranational organizations. The fund may enter into forward contracts, futures and options contracts and swap agreements to provide economic exposure similar to investments in sovereign and corporate emerging market debt or for hedging purposes.

3.
Staff Comment:  Please confirm that the "derivative instruments" referenced in the first sentence of the first paragraph will be valued at market value rather than at notional value for purposes of the Fund's 80% test.

Response: We have been advised by Fund management that derivative instruments in the referenced sentence will be valued at market value for purposes of the Fund's 80% test.

4.	Staff Comment: Please include the definition of "emerging market" countries, which is currently in "Fund Details – Goal and Approach," in "Fund Summary – Principal Investment Strategy."

Response:  The following sentence has been added to "Fund Summary—Principal Investment Strategy":  "The fund considers emerging market countries to be the countries included in the JPMorgan Emerging Markets Bond Global Index."  See, also, the responses to Comment Nos. 10 and 11.

5.
Staff Comment:  The second paragraph provides that there are "no restrictions on the average maturity of the fund's portfolio or on the maturities of the individual debt securities the fund may purchase."  Please confirm that there are also no restrictions on the average duration of the Fund's portfolio or on the duration of the individual debt securities the Fund may purchase.

Response:  We have been advised by Fund management that there are no restrictions on the average duration of the Fund's portfolio or on the duration of the individual debt securities the Fund may purchase.

Fund Summary – Principal Risks

6.
Staff Comment:  "Foreign government obligations and securities of supranational entities" are listed as one of  the "Principal Risks" of the Fund.  Please provide information as to whether "foreign government obligations and securities of supranational entities" are a principal investment strategy of the Fund and, if so, include information about such securities in "Fund Summary – Principal Investment Strategy."

Response:  Please see the response to Comment No. 2 above.

7.
Staff Comment:  The "Interest rate risk" paragraph states that "[t]he longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates."  Please provide a numerical example of duration.

Response:  The following disclosure has been added at the end of the "Interest rate risk" paragraph and also has been added to the "Interest rate risk" paragraph in "Fund Details—Investment Risks":

For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%.

8.
Staff Comment:  The "Derivatives risk" paragraph does not specifically describe the types of derivatives in which the Fund will invest or the risks associated with them.  Please tailor the derivatives risk disclosure to the specific derivatives in which the Fund will invest and the risks of investing in those derivatives.

Response:  The following disclosure has been added at the end of the "Derivatives risk" paragraph:

Certain types of derivatives, including swaps, forward contracts and other over-the-counter transactions, involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, credit risk and pricing risk.

Fund Summary - Performance

9.
Staff Comment:  The disclosure provides that "[a]s a new fund, past performance information is not available for the fund as of the date of this prospectus."  Please provide information about how to find performance information if it is going to be available via phone or website after the Fund commences investment operations.

Response:  The following sentence has been added at the end of the section: "Within a reasonable period of time after the fund commences operations, performance information will be available at www.dreyfus.com."

Fund Details – Goal and Approach

10.
Staff Comment:  The first sentence of the second paragraph states: "Emerging market countries generally are those countries defined as having an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities, as well as any other country the portfolio managers believe has an emerging economy or market."  Please explain why this definition of emerging market countries is not overly broad, and explain how the Fund's portfolio managers can believe that a country has an emerging economy or market when it is not defined as having an emerging or developing economy by the World Bank or the United Nations.

Response: Please note that the referenced sentence has been revised as follows: "The fund considers emerging market countries to be the countries included in the JPMorgan Emerging Markets Bond Global Index (EMBI Global), an unmanaged index that tracks the total return of actively traded U.S. dollar denominated debt instruments in emerging market countries."

11.
Staff Comment:  The second sentence in the second paragraph states that "emerging market countries in which the fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Indonesia, Kazakhstan, Lithuania, Malaysia, Mexico, Nigeria, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey, Uruguay and Venezuela.  Please revise "include, but are not limited to," to "are limited to."

Response:  Please note that because the definition of emerging market countries has been narrowed as described in the response to Comment No. 10, the universe of countries in which the Fund may invest is now limited to the countries included in the EMBI Global.  However, because there are over 50 countries currently included in the EMBI Global, we believe a lengthy list of all countries included in the EMBI Global is not meaningful for investors and impedes overall clarity of disclosure.  Accordingly, we have retained a list of countries, but have revised the referenced sentence as follows:  "The countries comprising the EMBI Global currently include, but are not limited to, Brazil, Chile, China, Colombia, Costa Rica, Croatia, Hungary, Indonesia, Kazakhstan, Lithuania, Malaysia, Mexico, Panama, Peru, the Philippines, Poland, Russia, South Africa, Turkey, Ukraine, Uruguay and Venezuela."

12.
Staff Comment:  The fourth sentence of the second paragraph states: "Included in the EMBI Global are U.S. dollar denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by sovereign and quasi-sovereign entities."  Please provide information about whether these instruments are considered part of the Fund's principal investment strategy and, if so, please provide information about these instruments in "Fund Summary – Principal Investment Strategy."

Response:  The third and fourth sentences of the second paragraph have been removed, with the description of the EMBI Global moved to the first sentence as described in the response to Comment No. 10.  In addition, please note that additional disclosure of the specific types of bonds and other debt instruments in which the Fund may invest has been provided (see the response to Comment No. 2).

13.
Staff Comment:  The fourth sentence of the fourth paragraph states: "Debt securities in which the fund may invest may have all types of interest rate payment and reset terms, including fixed-rate, adjustable rate, zero coupon, contingent deferred, payment in kind and auction rate features."  Please provide information about whether securities with each of these different types of interest payment terms are a principal investment strategy of the fund and, if they are, please provide disclosure about these instruments in "Fund Summary – Principal Investment Strategy."

Response:  The referenced sentence has been removed.

Statement of Additional Information

Investment Restrictions – Fundamental Policies

14.
Staff Comment:  The first paragraph states: "Additionally, as a matter of Fundamental Policy, each fund, as indicated, may not (with respect to Dreyfus Mid-Cap Growth Fund, except as described below or as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdictions, and disclosed to investors, the fund may not):…"  Please delete the phrase "or interpretations or modifications by, or exemptive or other relief from."

Response:  The requested change has been made.

15.
Staff Comment:  The first paragraph under the "Industry Concentration" heading states that certain funds will not "[p]urchase any securities which would cause more than 25% of the value of the fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry.  (For purposes of this Fundamental Policy, U.S. Government securities and state or municipal governments and their political subdivisions are not considered members of any industry…"  Please clarify that municipal securities for which the payment of interest and principal are derived solely from a specific project will be considered an "industry" for purposes of this Fundamental Policy.

Response:  Please note the second-to-last paragraph in "Investment Restrictions – Fundamental Policies":  For purposes of the fundamental policy regarding industry concentration, a fund's industry concentration policy will apply to municipal securities if the payment of principal and interest for such securities is derived solely from a specific project (such municipal securities will be deemed to be in an "industry").

Additional Information about Investments, Investment Techniques and Risks – Private Investment Funds

16.
Staff Comment:  Please confirm that no fund will invest more than 10% of its assets in a fund that is excluded from the definition of investment company in reliance on Section 3(c)(1) or 3(c)(7) of the 1940 Act.

Response:  We have been advised by fund management that no fund will invest more than 10% of its assets in a fund that is excluded from the definition of investment company in reliance on Section 3(c)(1) or 3(c)(7) of the 1940 Act.

Additional Information about Investments, Investment Techniques and Risks – Derivatives

17.
Staff Comment:  The first sentence of the eighth paragraph states that: "The funds, except the CPO funds, have claimed exclusions from the definition of the term 'commodity pool operator' under the CEA and, therefore, are not subject to registration or regulation as a CPO under the CEA."  Please clarify whether the funds or the funds' investment adviser is claiming the referenced exclusion from the definition of "commodity pool operator."

Response:  The funds, except the CPO Funds, have claimed exclusions from the definition of the term "commodity pool operator" ("CPO") under the Commodity Exchange Act (the "CEA").  In accordance with Rule 4.5(a)(1) under the CEA, it is the registered investment company (and any principal or employee thereof), not its investment adviser, that is excluded from the definition of CPO with respect to the operation of a qualifying entity specified in paragraph (b) of the Rule (i.e., the funds).  This approach is consistent with the guidance provided by the National Futures Association (the "NFA") on July 17, 2012, where the NFA stated that the SEC registrant should be the entity making the notice filing under Rule 4.5, as this is technically required by Rule 4.5(a)(1) and, to the extent that the SEC registrant has multiple series, a separate notice filing should be made for each series that is a qualifying entity.  We are aware, however, of different practices within the mutual fund industry, including a fund's investment adviser filing the Rule 4.5 notice on behalf of the fund and/or its series.  We understand that both approaches are acceptable to the NFA.  For the CPO Funds, which are unable to rely on the exclusion from the definition of CPO, The Dreyfus Corporation, as the investment adviser to the CPO Funds, has registered as a CPO with the NFA in accordance with the guidance provided by the Commodity Futures Trading Commission in its 2012 release amending Rule 4.5.

*     *     *     *     *     *     *     *

We hope the Staff finds that this letter and the revisions to the prospectus and statement of additional information are responsive to the Staff's comments.  Should members of the Staff have any questions or comments regarding the Amendment, they should call the undersigned at 212.806.5698 or Janna Manes at 212.806.6141.

Very truly yours,

/s/ Kirk Anderson
Kirk Anderson

cc:  Janna Manes